Summary of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance - Beginning of period	$ 179	$ 161
Additions	134	38
Interest paid as charged to net loss as other finance costs	(13)	(4)	$ (7)
Payment against lease liabilities	(151)	(134)	(127)
Modification of lease liability	108	114
Impact of foreign exchange rate changes	22	4
Balances - End of the year	279	179	$ 161
Current lease liabilities	160	114
Non-current lease liabilities	$ 119	$ 65